Premises and equipment	12 Months Ended
Dec. 31, 2011
Premises and equipment

end of	2011	2010

Premises and equipment (CHF million)

Buildings and improvements	4,060	3,944

Land	872	882

Leasehold improvements	2,241	1,958

Software	4,614	3,801

Equipment	3,188	3,092

Premises and equipment	14,975	13,677

Accumulated depreciation	(7,782)	(6,952)

Total premises and equipment, net	7,193	6,725

Depreciation and impairment
in	2011	2010	2009

CHF million

Depreciation	1,078	1,115	1,019

Impairment	87	16	45

In 2011, the estimated useful lives for leasehold and building improvements in Switzerland were increased from five to ten years, based on a change in estimate. The cumulative effect of adopting this change in estimate on January 1, 2011 was a decrease in depreciation expense of CHF 64 million (CHF 56 million after tax).

Bank
Premises and equipment

end of	2011	2010

Premises and equipment (CHF million)

Buildings and improvements	3,671	3,524

Land	732	734

Leasehold improvements	2,198	1,930

Software	4,603	3,793

Equipment	3,055	2,967

Premises and equipment	14,259	12,948

Accumulated depreciation	(7,559)	(6,728)

Total premises and equipment, net	6,700	6,220

Depreciation and impairment
in	2011	2010	2009

CHF million

Depreciation	1,053	1,085	988

Impairment	84	16	45

In 2011, the estimated useful lives for leasehold and building improvements in Switzerland were increased from five to ten years, based on a change in estimate. The cumulative effect of adopting this change in estimate on January 1, 2011 was a decrease in depreciation expense of CHF 57 million (CHF 50 million after tax).